Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other investments
Other investments	SFr 5,826	SFr 5,412
Accumulated depreciation, real estate held for investment	32	35	SFr 34
Impairment charges	0	1	0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	9	16
Equity method investments
Other investments
Other investments	1,644	2,631
Equity securities (without a readily determinable fair value)
Other investments
Other investments	3,317	1,779
of which at net asset value
Other investments
Other investments	54	113
of which at measurement alternative
Other investments
Other investments	347	359
of which at fair value
Other investments
Other investments	2,869	1,278
of which at cost less impairment
Other investments
Other investments	47	29
Real estate held for investment
Other investments
Other investments	76	82
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	6	13
Life finance instruments
Other investments
Other investments	789	920
Bank
Other investments
Other investments	5,788	5,379
Accumulated depreciation, real estate held for investment	28	31	29
Impairment charges	0	1	SFr 0
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	9	16
Bank | Equity method investments
Other investments
Other investments	1,636	2,624
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	3,315	1,776
Bank | of which at net asset value
Other investments
Other investments	53	111
Bank | of which at measurement alternative
Other investments
Other investments	345	357
Bank | of which at fair value
Other investments
Other investments	2,869	1,278
Bank | of which at cost less impairment
Other investments
Other investments	48	30
Bank | Real estate held for investment
Other investments
Other investments	48	59
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	6	13
Bank | Life finance instruments
Other investments
Other investments	SFr 789	SFr 920